Commitments	12 Months Ended
Apr. 30, 2025
Commitments
Commitments

15. Commitments

On November 17, 2021, as amended on June 11, 2024 and further on April 10, 2025, the Company entered into agreements with CGN Global Uranium Ltd ("CGN"), pursuant to which the Company agreed to purchase an aggregate 500,000 pounds U3O8 at a weighted average price of US$47.71 per pound, of which an aggregate of 400,000 pounds U3O8 were delivered as at April 30, 2025. The delivery of the remaining 100,000 pounds U3O8 for approximately $6.8 million is required in January 2026.